Offerings - Offering: 1	Apr. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered	250,000
Proposed Maximum Offering Price per Unit	16.39
Maximum Aggregate Offering Price	$ 4,097,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 565.86
Offering Note

[1]

(1) This Registration Statement on Form S-8 relates to the PEDEVCO CORP. 2021 Equity Incentive Plan, as amended by the Second Amendment thereto (the “2021 Plan”) of PEDEVCO Corp. (the “Registrant” or the “Company”). The offer and sale of an aggregate of 250,000 shares of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”) reserved under the 2021 Plan for future issuance are being registered herein. (2) In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions. (3) The Proposed Maximum Offering Price and the Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based upon the average of the high ($17.50) and low ($15.28) prices of the Registrant’s Common Stock as reported on the NYSE American on March 31, 2026, which date is within five business days prior to filing this Registration Statement.